Redeemable non-controlling interests and non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Schedule of Redeemable Noncontrolling Interests Activities

The Company’s redeemable non-controlling interests activities for the years ended in December 31, 2021, 2022 and 2023 are summarized as follows:

	Year ended December 31,
	2021	2022	2023
Beginning balance	1,093,526	1,172,218	1,414,435
Foreign exchange impact	(30,034)	117,540	24,719
Accretion to redemption value of redeemable non-controlling interests	108,726	124,677	143,976
Ending balance	1,172,218	1,414,435	1,583,130